Statement to Securityholder

Ally Auto Receivables Trust 2012-5

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-5

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	10/24/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-5

5. Collateral Summary	Collection Period, Begin:	12/1/2013

	Collection Period, End:	12/31/2013

6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2014

7. Credit Instruments	Distribution Date:	1/15/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes, the Class C Notes, and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-5
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005BAA4	300,000,000.00	0.00	0.25000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005BAB2	393,000,000.00	178,654,055.30	0.45	32,997,448.77	66,995.27	33,064,444.04	0.00	0.00	145,656,606.53
A-3	02005BAC0	400,000,000.00	400,000,000.00	0.62	0.00	206,666.67	206,666.67	0.00	0.00	400,000,000.00
A-4	02005BAD8	167,260,000.00	167,260,000.00	0.85	0.00	118,475.83	118,475.83	0.00	0.00	167,260,000.00
B	02005BAE6	40,310,000.00	40,310,000.00	1.35	0.00	45,348.75	45,348.75	0.00	0.00	40,310,000.00
C	02005BAF3	26,870,000.00	26,870,000.00	1.90	0.00	42,544.17	42,544.17	0.00	0.00	26,870,000.00
D	02005BAG1	13,440,000.00	13,440,000.00	2.89	0.00	32,368.00	32,368.00	0.00	0.00	13,440,000.00
Deal Totals		1,340,880,000.00	826,534,055.30		32,997,448.77	512,398.69	33,509,847.46	0.00	0.00	793,536,606.53

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	454.59047150	83.96297397	0.17047142	84.13344539	0.00000000	370.62749753
A-3	1,000.00000000	0.00000000	0.51666668	0.51666668	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	0.70833331	0.70833331	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.58333346	1.58333346	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.40833333	2.40833333	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	616.41165153
Ending Aggregate Note Pool Factor:	591.80285076

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-5

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	12/16/2013	1/14/2014	Actual/360	N/A	N/A	0.25000000	0.25000000	0.00
A-2	178,654,055.30	12/16/2013	1/14/2014	30/360	N/A	N/A	0.45000000	0.45000000	66,995.27
A-3	400,000,000.00	12/16/2013	1/14/2014	30/360	N/A	N/A	0.62000000	0.62000000	206,666.67
A-4	167,260,000.00	12/16/2013	1/14/2014	30/360	N/A	N/A	0.85000000	0.85000000	118,475.83
B	40,310,000.00	12/16/2013	1/14/2014	30/360	N/A	N/A	1.35000000	1.35000000	45,348.75
C	26,870,000.00	12/16/2013	1/14/2014	30/360	N/A	N/A	1.90000000	1.90000000	42,544.17
D	13,440,000.00	12/16/2013	1/14/2014	30/360	N/A	N/A	2.89000000	2.89000000	32,368.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	66,995.27	0.00	66,995.27	0.00
A-3	0.00	206,666.67	0.00	206,666.67	0.00
A-4	0.00	118,475.83	0.00	118,475.83	0.00
B	0.00	45,348.75	0.00	45,348.75	0.00
C	0.00	42,544.17	0.00	42,544.17	0.00
D	0.00	32,368.00	0.00	32,368.00	0.00
Deal Totals	0.00	512,398.69	0.00	512,398.69	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-5
4. Collections and Distributions

Collections
Receipts During the Period	35,692,979.61
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	496,102.82
Other Fees or Expenses Paid	0.00
Total Collections	36,189,082.43
0.00
Beginning Reserve Account Balance	3,358,905.43
Total Available Amount	39,547,987.86

Distributions
Total Available Amount	39,547,987.86
Basic Servicing Fee	717,400.72
Aggregate Class A Interest Distributable Amount	392,137.77
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	45,348.75
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	42,544.17
Third Priority Principal Distributable Amount	6,121,827.06
Aggregate Class D Interest Distributable Amount	32,368.00
Fourth Priority Principal Distributable Amount	13,440,000.00
Reserve Account Deposit	3,358,905.43
Noteholders' Regular Principal Distributable Amount	13,435,621.71
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee and Administrator	1,500.00
Excess Total Available Amount to the Certificateholders	1,960,334.25

Supplemental Servicing Fees	41,938.59
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	10,500.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-5
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	56,379	45,666	44,839
Deal Totals	Aggregate Receivables Principal Balance	1,343,562,170.50	839,969,677.01	806,972,228.24
	Aggregate Receivables Face Amount	1,385,105,119.51	860,880,869.98	826,629,182.15

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.17000000	3.11834110	3.12024192	64.20	64.24	64.28	58.71	45.76	44.84

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.21%	1.04%	1.01%	1.13%	1.03%	1.17%	1.34%	1.27%	1.21%	1.48%	1.36%	1.31%	1.33%	1.11%	1.31%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-5

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	843,755,026.07	260,240.99	0.3701%	44,839	65	0.1450%
Preceding	876,832,438.34	191,742.85	0.2624%	45,666	63	0.1380%
Next Preceding	910,636,965.39	169,060.42	0.2228%	46,419	66	0.1422%
Three Month Average			0.2851%			0.1417%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,385,105,119.51	2,180,414.90	0.1574%	31 - 60 days	256	5,287,423.77
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	58	1,083,334.39
with the prospectus for Ally Auto Receivables Trust 2012-5 related to delinquencies,				> 90 days	7	107,152.49
charge offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	160	2,767,350.46
				Current Period	24	409,503.34
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	16	71,824.33
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	168	3,105,029.47
and charge offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2012-5

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	3,358,905.43	3,358,905.43	0.00	0.00	0.00	3,358,905.43	3,358,905.43

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	2,682,170.50
Current Overcollateralization	13,435,621.71
Overcollateralization Target	13,435,621.71

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2012-5. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-5 will perform in the future.